Affiliated companies and other equity-method investees - Summary of Financial Information for Subsidiaries (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Total assets		¥ 41,783,236	¥ 43,520,314
Total liabilities		39,038,290	40,967,101
Non-interest expenses		1,257,417	1,195,456	¥ 1,575,901
Net income attributable to the companies		224,785	213,591	107,234
JAFCO, NRI and NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets		2,268,874	2,089,844
Total liabilities		1,308,632	1,247,768
Net revenues		781,110	947,213	143,193	[1]
Non-interest expenses		610,747	779,690	69,899	[1]
Net income attributable to the companies		¥ 119,838	87,261	48,706	[1]
Fortress [Member]
Subsidiary or Equity Method Investee [Line Items]
Net revenues	[2]		144,349	95,356
Non-interest expenses	[2]		89,338	73,956
Net income attributable to the companies	[2]		¥ 20,071	¥ 6,487

[1]	NREH has been accounted for using the equity method from March 2013.
[2]	Financial information for Fortress is as of its fiscal years ended December 31, 2012 and 2013, respectively. Nomura historically recognized its share of Fortress's earnings on a three-month lag prior to its disposal in 2014.